Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2024
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
Asia
Hang Seng Bank Limited[2,3]	Hong Kong	63.12	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	Ordinary no par value
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Preference shares
North America
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1Main subsidiaries are either held directly or indirectly via intermediate holding companies. During 2024, we completed the sale of HSBC Bank Canada to the
Royal Bank of Canada, therefore it is no longer an indirect subsidiary of HSBC Holdings. There has been no material percentage change in HSBC’s shareholding for its existing main subsidiaries since 2023.
2In addition to the strategic holding disclosed above, the Group held 0.06% (2023: 0.09%) shareholding as part of its trading books.
3Based on the latest corporate substantial shareholding notice filed with Hong Kong Exchange and Clearing Limited on 21 June 2024, the Group’s shareholding in
Hang Seng Bank Limited on 18 June 2024 was 63.04%. Movements in our shareholding since 18 June 2024 are reflected in the above table.

Subsidiaries with significant non-controlling interests
	2024	2023
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[1]	36.88	37.86
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	905	889
Accumulated non-controlling interests of the subsidiary	6,879	6,877
Dividends paid to non-controlling interests	620	490
Summarised financial information:
– total assets	229,069	214,321
– total liabilities	208,908	194,621
– net operating income before changes in expected credit losses and other credit impairment charges	5,249	5,210
– profit for the year	2,434	2,356
– total comprehensive income for the year	2,482	2,723
1This includes the Group’s shareholding held under trading books 0.06% (2023: 0.09%).

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		12
AI Nominees (UK) Two Limited	100.00		12
Almacenadora Banpacifico S.A. (In Liquidation)	N/A		1, 13
Assetfinance December (F) Limited	100.00		14
Assetfinance December (H) Limited	100.00		12
Assetfinance December (P) Limited	100.00		12
Assetfinance December (R) Limited	100.00		12
Assetfinance June (A) Limited	100.00		12
Assetfinance June (D) Limited	100.00		14
Assetfinance March (B) Limited	100.00		15
Assetfinance March (D) Limited	100.00		14
Assetfinance March (F) Limited	100.00		12
Assetfinance September (F) Limited	100.00		12
Assetfinance September (G) Limited	100.00		14
B&Q Financial Services Limited	100.00		12
Banco HSBC S.A.	100.00		16
Banco Nominees (Guernsey) Limited	100.00		17
Banco Nominees 2 (Guernsey) Limited	100.00		17
Banco Nominees Limited	100.00		18
Beau Soleil Limited Partnership	N/A		1, 19
Beijing HSBC Real Estate Leasing Company Limited	N/A		1, 20
Beijing Miyun HSBC Rural Bank Company Limited	100.00		11, 21
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 22
Canada Crescent Nominees (UK) Limited (In Liquidation)	100.00		23
Canada Square Nominees (UK) Limited	100.00		12
Capco/Cove, Inc.	100.00		24
Card-Flo #3, Inc.	100.00		25
CC&H Holdings LLC	N/A		1, 26
CCF & Partners Asset Management Limited	100.00	(99.99)	12
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	12
Charterhouse Management Services Limited	100.00	(99.99)	12
Charterhouse Pensions Limited	100.00		12
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		11, 28
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		11, 29
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		11, 30
CI 10 LP Inc	N/A		107
COIF Nominees Limited	N/A		1, 12
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 31
D9 LP Inc	N/A		107
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		11, 32
Decision One Mortgage Company, LLC	N/A		1, 33
Dempar 1	100.00	(99.99)	5, 34
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	13
Electronic Data Process México, S.A. de C.V.	100.00		35
ERISA Actions Europe N°2	N/A		1, 175
ERISA Actions Grandes Valeurs	N/A		1, 175
ERISA Opportunities	N/A		1, 175
Eton Corporate Services Limited	100.00		17
Flandres Contentieux S.A.	100.00	(99.99)	5, 34
Foncière Elysées	100.00	(99.99)	5, 34
Fujian Yongan HSBC Rural Bank Company Limited	100.00		11, 36
Fulcher Enterprises Company Limited	100.00	(63.12)	37
Fundacion HSBC, A.C.	100.00	(99.99)	2, 9, 13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Giller Ltd.	100.00		24
GPIF Co-Investment, LLC	N/A		1, 25
Griffin International Limited	100.00		12
Grupo Financiero HSBC, S. A. de C. V.	99.99		13
Guangdong Enping HSBC Rural Bank Company Limited	100.00		11, 38
Guangzhou HSBC Real Estate Company Ltd	100.00		11, 39
H5 LP Inc	N/A		107
H8 LP Inc	N/A		107
H9 LP Inc	N/A		107
Hang Seng (Nominee) Limited	100.00	(63.12)	37
Hang Seng Bank (China) Limited	100.00	(63.12)	11, 40
Hang Seng Bank (Trustee) Limited	100.00	(63.12)	37
Hang Seng Bank Limited	63.12		37
Hang Seng Bullion Company Limited	100.00	(63.12)	37
Hang Seng Credit Limited	100.00	(63.12)	37
Hang Seng Data Services Limited	100.00	(63.12)	37
Hang Seng Finance Limited	100.00	(63.12)	37
Hang Seng Financial Information Limited	100.00	(63.12)	37
Hang Seng Indexes (Netherlands) B.V.	N/A		1, 41
Hang Seng Indexes Company Limited	100.00	(63.12)	37
Hang Seng Insurance Company Limited	100.00	(63.12)	37
Hang Seng Investment Management Limited	100.00	(63.12)	37
Hang Seng Investment Services Limited	100.00	(63.12)	37
Hang Seng Japan Topix 100 Index ETF	66.43		19
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.86)	11, 42
Hang Seng Real Estate Management Limited	100.00	(63.12)	37
Hang Seng Securities Limited	100.00	(63.12)	37
Hang Seng Security Management Limited	100.00	(63.12)	37
HASE Wealth Limited	N/A		137
Haseba Investment Company Limited	100.00	(63.12)	37
HBPH Corporation (In Dissolution)	99.99		43
HFC Bank Limited (In Liquidation)	100.00		44
High Time Investments Limited	100.00	(63.12)	37
HLF	100.00	(99.99)	5, 34
Honey Blue Enterprises Limited (亨京企業有 限公司)	100.00		19
Honey Green Enterprises Ltd.	100.00		45
Honey Grey Enterprises Limited (亨穗企業有 限公司)	100.00		19
Honey Silver Enterprises Limited	100.00		19
Household International Europe Limited (In Liquidation)	100.00		44
Household Pooling Corporation	100.00		47
Housing (USA) LLP	N/A		1, 25
HSBC (BGF) Investments Limited	100.00		12
HSBC (General Partner) Limited	100.00		3, 48
HSBC (Guernsey) GP PCC Limited	100.00		17
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		50
HSBC (Singapore) Nominees Pte Ltd	100.00		51
HSBC Actions Europe	50.66		175
HSBC Agency (India) Private Limited	100.00		52
HSBC Alternative Investments Limited	100.00		12
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		25
HSBC Asia Holdings B.V.	100.00		12
HSBC Asia Holdings Limited	100.00		3, 19
HSBC Asia Pacific Holdings (UK) Limited	100.00		6, 12
HSBC Asset Finance (UK) Limited	100.00		12
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		12
HSBC Asset Management (Fund Services UK) Limited	100.00		12

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Asset Management (India) Private Limited	99.99		53
HSBC Asset Management (Japan) Limited	100.00		54
HSBC Assurances Vie (France)	100.00	(99.99)	5, 55
HSBC Australia Holdings Pty Limited	100.00		6, 56
HSBC BANK (CHILE)	100.00		57
HSBC Bank (China) Company Limited	100.00		11, 58
HSBC Bank (General Partner) Limited	100.00		48
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (Singapore) Limited	100.00		51
HSBC Bank (Taiwan) Limited	100.00		60
HSBC Bank (Uruguay) S.A.	100.00		61
HSBC Bank (Vietnam) Ltd.	100.00		62
HSBC Bank A.S.	100.00		63
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		18
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 48
HSBC Bank Egypt S.A.E	94.54		64
HSBC Bank Malaysia Berhad	100.00		4, 49
HSBC Bank Malta p.l.c.	70.03		65
HSBC Bank Middle East Limited	100.00		4, 66
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		67
HSBC Bank Pension Trust (UK) Limited	100.00		12
HSBC Bank plc	100.00		3, 4, 12
HSBC Bank USA, National Association	100.00		4, 68
HSBC Branch Nominee (UK) Limited	100.00		14
HSBC Brasil Holding S.A.	100.00		16
HSBC Broking Forex (Asia) Limited	100.00		19
HSBC Broking Futures (Asia) Limited	100.00		19
HSBC Broking Futures (Hong Kong) Limited	100.00		19
HSBC Broking Securities (Asia) Limited	100.00		19
HSBC Broking Securities (Hong Kong) Limited	100.00		19
HSBC Broking Services (Asia) Limited	100.00		19
HSBC Capital (USA), Inc.	100.00		25
HSBC Capital Funding (Dollar 1) L.P.	N/A		1, 48
HSBC Card Services Inc.	100.00		25
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Cayman Limited	100.00		69
HSBC Cayman Services Limited	100.00		69
HSBC Client Holdings Nominee (UK) Limited	100.00		12
HSBC Client Nominee (Jersey) Limited	100.00		2, 70
HSBC Climate Tech Venture Capital Fund SCSp	87.15		177
HSBC Columbia Funding, LLC	N/A		125
HSBC Continental Europe	99.99		5, 34
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		19
HSBC Corporate Secretary (UK) Limited	100.00		3, 12
HSBC Corporate Services (Shanghai) Co., Ltd.	N/A		1, 71
HSBC Corporate Trustee Company (UK) Limited	100.00		12
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00		17
HSBC Daisy Investments (Mauritius) Limited	100.00		72
HSBC Diversified Loan Fund General Partner Sarl	N/A		1, 73
HSBC Diversified Loan SCSp-RAIF	N/A		73

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing (Guangdong) Limited	100.00		11, 74
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		75
HSBC Electronic Data Processing (Philippines), Inc.	99.99		76
HSBC Electronic Data Processing India Private Limited	100.00		77
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		78
HSBC Electronic Data Service Delivery (Egypt) S.A.E	100.00		79
HSBC Equipment Finance (UK) Limited	100.00		14
HSBC Equity (UK) Limited	100.00		12
HSBC EURO Protect 80+	78.06		55
HSBC Europe B.V.	100.00		12
HSBC European Senior Direct Lending Fund 2023 RAIF SICAV-S.A.	43.00		91
HSBC Executor & Trustee Company (UK) Limited	100.00		14
HSBC Factoring (France)	100.00	(99.99)	5, 34
HSBC Finance (Netherlands)	100.00		3, 12
HSBC Finance Corporation	100.00		25
HSBC Finance Limited	100.00		12
HSBC Finance Transformation (UK) Limited	100.00		12
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		2, 51
HSBC Financial Services (Lebanon) S.A.L	99.83		80
HSBC Financial Technology Venture Capital Fund SCSp	100.00		177
HSBC FinTech Services (Shanghai) Company Limited	N/A		1, 2, 81
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 18
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 82
HSBC Global Asset Management (France)	100.00	(99.99)	5, 55
HSBC Global Asset Management (Hong Kong) Limited	100.00		83
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	84
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Global Asset Management (Singapore) Limited	100.00		51
HSBC Global Asset Management (Switzerland) AG	100.00		5, 171
HSBC Global Asset Management (Taiwan) Limited	100.00		86
HSBC Global Asset Management (UK) Limited	100.00		12
HSBC Global Asset Management (USA) Inc.	100.00		87
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		88
HSBC Global Asset Management Limited	100.00		3, 12
HSBC Global Custody Nominee (UK) Limited	100.00		12
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		12
HSBC Global Funds ICAV - Digital Leaders Equity Fund	100.00		27
HSBC Global Funds ICAV - Euro Lower Carbon Government 10+ Year Bond UCITS ETF	100.00		27
HSBC Global Funds ICAV - Euro Lower Carbon Government 1-3 Year Bond UCITS ETF	100.00		27
HSBC Global Funds ICAV - Global Aggregate Bond ESG UCITS ETF	100.00		27

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Funds ICAV - Global Equity Index Fund -ACEUR	N/A		1, 176
HSBC Global Funds ICAV - Japan Equity Index Fund	99.77		105
HSBC Global Infrastructure Debt Fund Feeder SCA SICAV-RAIF- Global Infrastructure Debt EUR	N/A		1, 91
HSBC GLOBAL INVESTMENT FUNDS - ASIA ESG BOND	93.03		129
HSBC Global Investment Funds – ESG Short Duration Credit Bond	74.22		129
HSBC GLOBAL INVESTMENT FUNDS - GLOBAL EMERGING MARKETS EQUITY	56.47		129
HSBC Global Investment Funds - Strategic Duration and Income Bond	100.00		129
HSBC Global Multi-asset Seeding course (Stable Type)	67.39		54
HSBC Global Services (Canada) Limited	100.00		89
HSBC Global Services (China) Holdings Limited	100.00		12
HSBC Global Services (Hong Kong) Limited	100.00		19
HSBC Global Services (UK) Limited	100.00		12
HSBC Global Services Limited	100.00		3, 12
HSBC Global Transition Infrastructure Debt Fund RAIF SICAV-S.A.	31.00		91
HSBC Group Management Services Limited	100.00		12
HSBC Group Nominees UK Limited	100.00		3, 12
HSBC Holdings B.V.	100.00		12
HSBC Horizon 2034 2036 A 3D	76.72		175
HSBC India Small Cap Equity Fund (QII）	40.38		54
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		1, 91
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		1, 91
HSBC Innovation Bank Limited	100.00		92
HSBC INSN (Non Operating) Pte. Ltd. (In Liquidation)	100.00		51
HSBC Institutional Trust Services (Asia) Limited	100.00		19
HSBC Institutional Trust Services (Bermuda) Limited	100.00		18
HSBC Institutional Trust Services (Mauritius) Limited	100.00		93
HSBC Institutional Trust Services (Singapore) Limited	100.00		51
HSBC Insurance (Asia) Limited	100.00		95
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		83
HSBC Insurance (Bermuda) Limited	100.00		96
HSBC Insurance Agency (USA) Inc.	100.00		97
HSBC Insurance Brokerage Company Limited	N/A		1,2, 98
HSBC Insurance Brokers Greater China Limited	100.00		83
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		18
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		18
HSBC Insurance Services Holdings Limited (In Liquidation)	100.00		23
HSBC International Finance Corporation (Delaware)	100.00		100
HSBC International Trustee (BVI) Limited	100.00		10, 101
HSBC International Trustee (Holdings) Pte. Limited	100.00		51
HSBC International Trustee Limited	100.00		102
HSBC Inversiones S.A.	100.00		57
HSBC InvestDirect (India) Private Limited	99.99		53
HSBC InvestDirect Financial Services (India) Limited	99.99		53
HSBC InvestDirect Sales & Marketing (India) Private Limited	98.99	(98.98)	103
HSBC InvestDirect Securities (India) Private Limited	99.99		53

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		104
HSBC Investment Bank Holdings B.V.	100.00		12
HSBC Investment Bank Holdings Limited	100.00		12
HSBC Investment Company Limited	100.00		3, 12
HSBC Investment Funds (Hong Kong) Limited	100.00		83
HSBC Investment Funds (Luxembourg) SA	100.00		105
HSBC Invoice Finance (UK) Limited	100.00		14
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		12
HSBC Latin America B.V.	100.00		12
HSBC Latin America Holdings (UK) Limited	100.00		3, 12
HSBC Leasing (Asia) Limited	100.00		19
HSBC Legacy Partnership Limited	100.00		12
HSBC Life (Bermuda) Limited	100.00		18
HSBC Life (Cornell Centre) Limited	100.00		95
HSBC Life (Edwick Centre) Limited	100.00		95
HSBC Life (International) Limited	100.00		18
HSBC Life (Property) Limited	100.00		95
HSBC Life (Singapore) Pte. Ltd.	100.00		51
HSBC Life (Tsing Yi Industrial) Limited	100.00		95
HSBC Life (UK) Limited	100.00		12
HSBC Life (Workshop) Limited	100.00		95
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	84
HSBC Life Insurance Company Limited	100.00		11, 106
HSBC LU Nominees Limited	100.00		12
HSBC Management (Guernsey) Limited	100.00		107
HSBC Markets (USA) Inc.	100.00		25
HSBC Marking Name Nominee (UK) Limited	100.00		12
HSBC Master Trust Trustee Limited (In Liquidation)	100.00		23
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		13
HSBC Middle East Asset CO. LLC	100.00		108
HSBC Middle East Holdings B.V.	100.00		3, 4, 66
HSBC Middle East Leasing Partnership	N/A		1, 109
HSBC Middle East Securities L.L.C	100.00		110
HSBC Mix Dynamique	58.13		55
HSBC Mortgage Corporation (USA)	100.00		25
HSBC Multi-Asset Style Factors S	N/A		1, 175
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		19
HSBC Nominees (New Zealand) Limited	100.00		111
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		4, 25
HSBC Operational Services GmbH	100.00	(99.99)	7, 82
HSBC Overseas Holdings (UK) Limited	100.00		3, 12
HSBC Overseas Investments Corporation (New York)	100.00		112
HSBC Overseas Nominee (UK) Limited	100.00		12
HSBC PB Corporate Services 1 Limited	100.00		113
HSBC PB Services (Suisse) SA	100.00		114
HSBC Pension Trust (Ireland) DAC	100.00		115
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	13
HSBC PI Holdings (Mauritius) Limited	100.00		116
HSBC Portfolios – World Selection 5 (Part ACHEUR)	N/A		1, 105
HSBC Portfoy Yonetimi A.S.	100.00		117
HSBC Preferential LP (UK)	100.00		12
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	105
HSBC Private Bank (Suisse) SA	100.00		114
HSBC Private Bank (UK) Limited	100.00		12
HSBC Private Banking Holdings (Suisse) SA	100.00		114
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		113
HSBC Private Equity Investments (UK) Limited	100.00		12
HSBC Private Markets Management SARL	N/A		1, 2, 118

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Private Trustee (Hong Kong) Limited	100.00		19
HSBC Professional Services (India) Private Limited	100.00		119
HSBC Property (UK) Limited	100.00		12
HSBC Property Funds (Holding) Limited	100.00		12
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		19
HSBC Qianhai Securities Limited	90.00		11, 120
HSBC RCF Partnership Fund RAIF SICAV-S.A.	11.00		175
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 34
HSBC REGIO Fund General Partner S.à r.l.	100.00		91
HSBC REIM (France)	100.00	(99.99)	5, 55
HSBC Responsible Investment Funds - SRI Balanced	64.14		55
HSBC Responsible Investment Funds - SRI Dynamic	72.79		55
HSBC Resposible Investment Funds - SRI Global Equity A	N/A		1, 175
HSBC Retirement Benefits Trustee (UK) Limited	100.00		3, 12
HSBC Retirement Services Limited (In Liquidation)	100.00		23
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.19)	121
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	122
HSBC Securities (Japan) Co., Ltd.	100.00		54
HSBC Securities (Singapore) Pte Limited	100.00		51
HSBC Securities (South Africa) (Pty) Limited	100.00		123
HSBC Securities (Taiwan) Corporation Limited	100.00		60
HSBC Securities (USA) Inc.	100.00		25
HSBC Securities and Capital Markets (India) Private Limited	99.99		6, 103
HSBC Securities Brokers (Asia) Limited	100.00		19
HSBC Securities Investments (Asia) Limited	100.00		19
HSBC Securities Services (Bermuda) Limited	100.00		18
HSBC Securities Services (Guernsey) Limited	100.00		17
HSBC Securities Services (Ireland) DAC	100.00		115
HSBC Securities Services (Luxembourg) S.A.	100.00		105
HSBC Securities Services Holdings (Ireland) DAC	100.00		115
HSBC Securities Services Nominees Limited	100.00		19
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Select Dynamic	80.59		55
HSBC Select Equity	86.38		55
HSBC Select Flexible	63.93		55
HSBC Semfi Limited	75.00		12
HSBC Senior UK Direct Lending 2020 RAIF SICAV-S.A	N/A		91
HSBC Senior UK Direct Lending Fund II RAIF SICAV-S.A.	72.46		91
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 82
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		124
HSBC Services (France)	100.00	(99.99)	5, 34
HSBC Services Japan Limited	100.00		88
HSBC Services USA Inc.	100.00		125
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	13
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC SFT (C.I.) Limited	100.00		17
HSBC Singapore Dollar Liquidity Fund	76.37		51
HSBC Small Cap France	52.70		55
HSBC Software Development (Guangdong) Limited	100.00		11, 126
HSBC Software Development (India) Private Limited	100.00		127

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Software Development (Malaysia) Sdn Bhd	100.00		75
HSBC Specialist Investments Limited	100.00		6, 12
HSBC Technology & Services (China) Limited (In Liquidation)	N/A		1, 128
HSBC Technology & Services (USA) Inc.	100.00		25
HSBC Transaction Services GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	129
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	82
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 82
HSBC Trust Company (Delaware), National Association	100.00		100
HSBC Trust Company (UK) Limited	100.00		12
HSBC Trustee (C.I.) Limited	100.00		113
HSBC Trustee (Cayman) Limited	100.00		69
HSBC Trustee (Guernsey) Limited	100.00		17
HSBC Trustee (Hong Kong) Limited	100.00		19
HSBC Trustee (Singapore) Limited	100.00		51
HSBC Trustees (India) Private Limited	99.99		103
HSBC UK Bank plc	100.00		3, 14
HSBC UK Client Nominee Limited	100.00		14
HSBC UK Covered Bonds LLP	N/A		1, 14
HSBC UK Societal Projects Limited	N/A		1, 14
HSBC USA Inc.	100.00		4, 112
HSBC Ventures USA Inc.	100.00		25
HSBC Violet Investments (Mauritius) Limited	100.00		72
HSBC Wealth Client Nominee Limited	100.00		14
HSBC World Equity Protect 80	98.87		55
HSBC Yatirim Menkul Degerler A.S.	100.00		63
HSI Asset Securitization Corporation	100.00		25
HSI International Limited	100.00	(63.12)	37
HSIL Investments Limited	100.00		12
Hubei Macheng HSBC Rural Bank Company Limited	100.00		11, 131
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		11, 132
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		11, 133
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		11, 134
I3 LP Inc.	N/A		107
Imenson Limited	100.00	(63.12)	37
INHK PC LP Inc	100.00		17
INHK PE LP Inc	100.00		17
Inmobiliaria Bisa, S.A. de C.V.	99.99		13
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	13
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	13
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	82
J6 LP Inc	N/A		107
James Capel (Nominees) Limited	100.00		12
James Capel (Taiwan) Nominees Limited	100.00		12
Keyser Ullmann Limited	100.00	(99.99)	12
L1 LP Inc	N/A		107
Lion Corporate Services Limited	100.00		19
Lion International Corporate Services Limited	100.00		135
Lion International Management Limited	100.00		135
Lion Management (Hong Kong) Limited	100.00		19
Lyndholme Limited	100.00		19
Marks and Spencer Financial Services plc	100.00		136
Marks and Spencer Unit Trust Management Limited	100.00		136
Midcorp Limited	100.00		12
Midland Bank (Branch Nominees) Limited	100.00		14

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Midland Nominees Limited	100.00		14
MP Payments Group Limited	100.00		12
MP Payments Middle East AE L.L.C.	100.00		137
MP Payments Netherlands B.V.	100.00		138
MP Payments Operations Limited	100.00		12
MP Payments Singapore Pte. Ltd.	100.00		51
MP Payments UK Limited	100.00		12
P2 LP Inc	N/A		107
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		12
PT Bank HSBC Indonesia	98.94		139
PT HSBC Sekuritas Indonesia	85.00		140
R/CLIP Corp.	100.00		25
Real Estate Collateral Management Company	100.00		25
Red Hexagon Energy Transition Asia GP S.à r.l.	100.00		2, 91
Republic Nominees Limited	100.00		17
RLUKREF Nominees (UK) One Limited	100.00		12
RLUKREF Nominees (UK) Two Limited	100.00		12
S.A.P.C. - Ufipro Recouvrement	99.99		9, 34
Saf Baiyun	100.00	(99.99)	5, 34
Saf Guangzhou	100.00	(99.99)	5, 34
SCI HSBC Assurances Immo	100.00	(99.99)	9, 55
SCPI Elysees Grand Large	98.50		175
Select INKA	N/A		1, 82
Serai Limited	100.00		19
SFM	100.00	(99.99)	5, 34
SFSS Nominees (Pty) Limited	100.00		123
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		11, 141
Shenzhen HSBC Development Company Ltd	100.00		11, 142
Sico Limited	100.00		143
SilkRoad Fund Management S.à.r.l	100.00		2, 144
Silkroad GP II Limited	100.00		2, 145
Silkroad GP II S.a.r.l.	100.00		2, 144
Silkroad GP Limited	100.00		2, 69
Silkroad GP SC S.a r.l	100.00		2, 146
Silkroad Property Partners K.K. (In Liquidation)	100.00		147
Silkroad Property Partners Limited	100.00		148
Silkroad Property Partners Management Consultancy Limited	N/A		1, 149
Silkroad Property Partners PTE. LTD.	100.00		150
SNC Les Oliviers D'Antibes	60.00	(59.99)	9, 55
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 34
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 34
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 34
Société Française et Suisse	100.00	(99.99)	5, 34
Somers Dublin DAC	100.00	(99.99)	115
Somers Nominees (Far East) Limited	100.00		18
Sopingest	100.00	(99.99)	5, 34
South Yorkshire Light Rail Limited	100.00		12
St Cross Trustees Limited	100.00		14
Sun Hung Kai Development (Lujiazui III) Limited	100.00		11, 151
The Hongkong and Shanghai Banking Corporation Limited	100.00		19
Tooley Street View Limited	100.00		3, 12
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 82
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 82
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	7, 82
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 82
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 82
Turnsonic (Nominees) Limited	100.00		14
Valeurs Mobilières Elysées	100.00	(99.99)	5, 34

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
W4 LP Inc	N/A		107
WARDLEY LIMITED	100.00		19
Wayfoong Nominees Limited	100.00		19
Westminster House, LLC	N/A		1, 25
Woodex Limited	100.00		18
Yan Nin Development Company Limited	100.00	(63.12)	37

Impairment test results

Impairment test results
Investments	Recoverable amount	Discount rate	Long-term growth rate
	$m	%	%
HSBC North America Holdings Inc.
At 31 Dec 2024	13,264	11.00	2.25
At 31 Dec 2023	12,756	10.50	2.17

Sensitivity of VIU to changes to current assumptions to reduce headroom to nil

Sensitivity of VIU to reasonably possible changes in key assumptions
In $bn (unless otherwise stated)	At 31 Dec 2024	At 31 Dec 2023
HSBC North America Holdings Inc.
VIU	13.3	12.8
Impact on VIU
100bps decrease in the discount rate – single variable[1]	1.5	1.6
100bps increase in the discount rate – single variable[1]	(1.2)	(1.2)
10% decrease in forecast profitability – single variable[1]	(1.3)	(1.3)
1The recoverable amount of HSBC Overseas Holdings (UK) Limited represents the aggregate of recoverable amounts of the underlying subsidiaries. Single variable sensitivity analysis on a single subsidiary may therefore not be representative of the aggregate impact of the change in the variable.